Ordinary Shares - Additional Information (Detail) ¥ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥) shares	Mar. 27, 2025 USD ($)	Dec. 31, 2024 shares
Class of Stock [Line Items]
Stock Repurchased During Period, Value | ¥	¥ 2,157
Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Repurchase Program, Authorized, Amount | $		$ 10
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	483,068,176		483,068,176
Common Stock, Shares, Issued	163,294,773		163,294,773
Common Stock, Shares, Outstanding	162,143,025		163,294,773
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	16,931,824		16,931,824
Common Stock, Shares, Issued	16,931,824		16,931,824
Common Stock, Shares, Outstanding	16,931,824		16,931,824
Common Stock [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	383,916
Common Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	1,151,748
American Depositary Share [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	1,151,748